Additional Information - Condensed Financial Statements of the Company - Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income (loss)	$ 16,813	$ 14,594	$ 18,281	$ 4,972	$ (8,543)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	1,915	644	1,240	583	813
Share-based compensation	2,462	682	989	631	778
Fair value changes in warrant liability	0	0	0	0	37
Changes in assets and liabilities:
Inventories	957	(381)	(4,654)	(5,140)	437
Prepaid expenses and other assets	(488)	7	(129)	41	(823)
Accounts payable	1,615	(2,717)	(3,139)	4,146	(396)
Tax payable	1,154	922	1,092	3,296	76
Deferred margin, net	345	(4,139)	(3,947)	4,319	(1,151)
Other payables and accruals	103	(2,255)	925	2,392	1,648
Net cash provided by (used in) operating activities	23,102	6,069	9,404	11,187	(937)
Cash flows from investing activities
Purchases of property and equipment	(1,160)	(1,509)	(2,109)	(648)	(734)
Purchase of intangible assets	(484)	(950)	(1,926)	(159)	(90)
Net cash provided by (used in) investing activities	(1,381)	(5,703)	(10,503)	(807)	(824)
Cash flows from financing activities
Proceeds from exercise of options	64	12	68	43	5
Proceeds from early exercise of options	11	0	0	18	0
Proceeds from issuance of Series B-2 convertible preferred shares	0	0	0	0	42
Proceeds from exercise of warrant	0	0	0	0	1,545
Cash paid for initial public offering cost	(421)	0	(143)	0	0
Net cash provided by (used in) financing activities	(1,937)	(466)	(553)	(636)	2,415
Effect of exchange rate changes on cash	(183)	(44)	(111)	281	131
Net increase (decrease) in cash and cash equivalents	19,601	(144)	(1,763)	10,025	785
Cash and cash equivalents at beginning of period	21,580	23,343	23,343	13,318	12,533
Cash and cash equivalents at end of period	41,181	23,199	21,580	23,343	13,318
Montage Technology Group Limited [Member]
Cash flows from operating activities
Net income (loss)			18,281	4,972	(8,543)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization			84	185	515
Share-based compensation			928	577	623
Equity in profit of subsidiaries			(1,589)	(1,431)	1,876
Fair value changes in warrant liability			0	0	37
Changes in assets and liabilities:
Inventories			(2,544)	(3,327)	4,336
Prepaid expenses and other assets			(281)	54	472
Amount due from subsidiaries			(8,513)	(14,742)	(415)
Accounts payable			(2,077)	3,623	(2,805)
Amount due to subsidiaries			(2,867)	5,945	3,819
Tax payable			6	16	25
Deferred margin, net			(4,128)	4,484	0
Other payables and accruals			228	(52)	(222)
Net cash provided by (used in) operating activities			(2,472)	304	(282)
Cash flows from investing activities
Purchases of property and equipment			0	(9)	(16)
Proceeds from disposal of a subsidiary			1,000	0	0
Purchase of intangible assets			0	(159)	(90)
Prepayment for acquisition			(26)	0	0
Net cash provided by (used in) investing activities			974	(168)	(106)
Cash flows from financing activities
Proceeds from exercise of options			68	43	5
Proceeds from early exercise of options			0	18	0
Proceeds from issuance of Series B-2 convertible preferred shares			0	0	42
Proceeds from exercise of warrant			0	0	1,545
Cash paid for initial public offering cost			(143)	0	0
Net cash provided by (used in) financing activities			(75)	61	1,592
Effect of exchange rate changes on cash			0	0	0
Net increase (decrease) in cash and cash equivalents			(1,573)	197	1,204
Cash and cash equivalents at beginning of period		7,211	7,211	7,014	5,810
Cash and cash equivalents at end of period			$ 5,638	$ 7,211	$ 7,014